Long-term and Short-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term and Short-term debt outstanding
Long-term and short-term debt outstanding was as follows:

								December 31,
	Interest Rates (1)							2016				2015
	Range			Weighted Average	Maturity			Face Value	Unamortized Discount	Unamortized Issuance Costs	Carrying Value	Face Value	Unamortized Discount	Unamortized Issuance Costs	Carrying Value (2)
								(In millions)
Senior notes	1.76%	-	7.72%	4.94%	2017	-	2046	$15,597	$(30)	$(62)	$15,505	$17,025	$(31)	$(67)	$16,927
Surplus notes	7.63%	-	7.88%	7.79%	2024	-	2025	507	(4)	(2)	501	507	(5)	(2)	500
Other notes	1.62%	-	6.49%	4.23%	2017	-	2027	420	—	(5)	415	420	—	(5)	415
Capital lease obligations								8	—	—	8	9	—	—	9
Total long-term debt (3)								16,532	(34)	(69)	16,429	17,961	(36)	(74)	17,851
Total short-term debt								242	—	—	242	100	—	—	100
Total								$16,774	$(34)	$(69)	$16,671	$18,061	$(36)	$(74)	$17,951
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(1)	Range of interest rates and weighted average interest rates are for the year ended December 31, 2016.

(2)	Net of $74 million of unamortized issuance costs, which were reported in other assets at December 31, 2015.

(3)	Excludes $12 million and $11 million of long-term debt relating to CSEs — FVO at December 31, 2016 and 2015, respectively. See Note 10.

Schedule of Short-term Debt
Short-term debt with maturities of one year or less was as follows:

	December 31,
	2016	2015
	(Dollars in millions)
Commercial paper	$100	$100
Short-term borrowings	142	—
Total short-term debt	$242	$100
Average daily balance	$135	$100
Average days outstanding	21 days	68 days

Schedule of Line of Credit Facilities
Information on the unsecured credit facility at December 31, 2016 was as follows:

Borrower(s)	Expiration	Maximum Capacity		Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc. and MetLife Funding, Inc.	May 2019 (1), (2)	$4,000	(1) (2)	$730	$—	$3,270

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(1)	All borrowings under this unsecured revolving credit facility must be repaid by May 30, 2019, except that letters of credit outstanding upon termination may remain outstanding until May 30, 2020.

(2)
In December 2016, MetLife, Inc. and MetLife Funding, Inc. entered into an agreement to amend their existing $4.0 billion unsecured revolving credit facility, which provides, among other things, that the facility will be amended and restated upon the completion of the Separation and the satisfaction of certain other conditions. As amended and restated, the unsecured revolving credit facility will provide for borrowings and the issuance of letters of credit in an aggregate amount of up to $3.0 billion. All borrowings under this amended unsecured revolving credit facility must be repaid by December 20, 2021, except that letters of credit outstanding upon termination may remain outstanding until December 20, 2022.

Committed Facilities
Information on these committed facilities at December 31, 2016 was as follows:

Account Party/Borrower(s)	Expiration	Maximum Capacity	Letters of Credit Issued	Drawdowns	Unused Commitments
		(In millions)
MetLife, Inc.	June 2018 (1)	$425	$425	$—	$—
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2024 (2), (3)	400	355	—	45
MetLife Reinsurance Company of South Carolina and MetLife, Inc.	June 2037 (4)	3,500	—	2,797	703
MetLife Reinsurance Company of Vermont and MetLife, Inc.	December 2037 (2), (5)	2,896	2,261	—	635
MetLife Reinsurance Company of Vermont and MetLife, Inc.	September 2038 (4)	4,250	3,000	—	1,250
Total		$11,471	$6,041	$2,797	$2,633
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(1)	Capacity at December 31, 2016 of $425 million decreases in June 2017, March 2018 and June 2018 to $395 million, $200 million and $0, respectively.

(2)	MetLife, Inc. is a guarantor under the applicable facility.

(3)
Capacity at December 31, 2016 of $400 million decreases in June 2022, December 2022, June 2023, December 2023 and December 2024 to $380 million, $360 million, $310 million, $260 million and $0, respectively.

(4)	These facilities were terminated in connection with the Separation. See Note 3.

(5)
Capacity at December 31, 2016 of $2.4 billion increases periodically to a maximum of $2.9 billion in 2024, decreases periodically commencing in 2025 to $2.0 billion in 2037, and decreases to $0 after maturity in December 2037. Unused commitment of $635 million is based on maximum capacity.